Money Market Funds

Prospectus

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Prospectus

August 28, 2011

Ticker symbols:

UBS Select Prime Investor Fund	SPIXX
UBS Select Treasury Investor Fund	STRXX
UBS Select Tax-Free Investor Fund	SFRXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Money Series

Contents

The funds

What every investor should know about the funds

Fund summaries

UBS Select Prime Investor Fund	1

UBS Select Treasury Investor Fund	6

UBS Select Tax-Free Investor Fund	11

More information about the funds	16

Your investment

Information for managing your fund account

Managing your fund account	21

—Buying shares

—Selling shares

—Exchanging shares

—Transfer of account limitations

—Additional information about your account

—Market timing

—Pricing and valuation

Additional information

Additional important information about the funds

Management	28

Dividends and taxes	30

Disclosure of portfolio holdings	32

Financial highlights	34

Appendix A: Additional information regarding

purchases and redemptions	A-1

Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Investor Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees		0.20%
Distribution (12b-1) fees		0.25
Shareholder servicing fee	0.10
Miscellaneous expenses	0.04
Other expenses		0.14
Total annual fund operating expenses		0.59
Fee waiver/expense reimbursement†		0.09
Total annual fund operating expenses after fee waiver and/or expense reimbursement†		0.50

*  The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.

†  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Global Asset Management

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Select Prime Investor Fund	$51	$180	$320	$729

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•  short-term obligations of the US government and its agencies and instrumentalities;

•  repurchase agreements;

•  obligations of issuers in the financial services group of industries; and

•  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

UBS Global Asset Management

Performance
Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2009 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.19%
Worst quarter during years shown: 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling
1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.01%
Life of fund (inception date 8/1/08)	0.47%

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

UBS Global Asset Management

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. The minimum investment level for initial purchases generally is $100,000. Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

UBS Select Treasury Investor Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees		0.20%
Distribution (12b-1) fees		0.25
Shareholder servicing fee	0.10
Miscellaneous expenses	0.09
Other expenses		0.19
Total annual fund operating expenses		0.64
Fee waiver/expense reimbursement†		0.14
Total annual fund operating expenses after fee waiver and/or expense reimbursement†		0.50

*  The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

†  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Global Asset Management

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Select Treasury Investor Fund	$51	$191	$343	$785

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

UBS Global Asset Management

Performance
Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2009 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 4th quarter, 2009: 0.00% (actual total return was 0.0037%)
Worst quarter during years shown: 2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling
1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.01%
Life of fund (inception date 9/18/08)	0.03%

UBS Global Asset Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. The minimum investment level for initial purchases generally is $100,000. Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

UBS Select Tax-Free Investor Fund

Fund summary

Investment objective

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees		0.20%
Distribution (12b-1) fees		0.25
Shareholder servicing fee	0.10
Miscellaneous expenses	0.19
Other expenses		0.29
Total annual fund operating expenses		0.74
Fee waiver/expense reimbursement†		0.24
Total annual fund operating expenses after fee waiver and/or expense reimbursement†		0.50

*  The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.

†  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Global Asset Management

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
UBS Select Tax-Free Investor Fund	$51	$212	$388	$896

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global Asset Management

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

UBS Global Asset Management

Performance
Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (2009 was the fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.03%
Worst quarter during years shown: 3rd quarter, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling
1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.02%
Life of fund (inception date 9/22/08)	0.22

UBS Global Asset Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. The minimum investment level for initial purchases generally is $100,000. Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

UBS Money Series

More information about the funds

Additional information about the investment objectives

Each fund's investment objective may not be changed without shareholder approval.

Additional information about investment strategies

UBS Select Prime Investor Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which may include short-term obligations of the US government and its instrumentalities; repurchase agreements; obligations of issuers in the financial services group of industries; and commercial paper, other corporate obligations and asset-backed securities.

UBS Select Prime Investor Fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries. UBS Select Prime Investor Fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure.

UBS Select Treasury Investor Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. While under normal circumstances UBS Select Treasury Investor Fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements, under unusual circumstances, the fund may invest a limited portion of its assets in other types of money market instruments, such as those in which UBS Select Prime Investor Fund might invest.

UBS Select Tax-Free Investor Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality, municipal money market investments. Under normal circumstances, UBS Select Tax-Free Investor Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax.

UBS Select Treasury Investor Fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, UBS Select Treasury Investor Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

UBS Select Tax-Free Investor Fund's 80% policy is a "fundamental policy." This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

Like all money market funds, each of the funds is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. Each of the funds' investment strategies are designed to comply with these requirements. Each of the funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition

UBS Global Asset Management

UBS Money Series

More information about the funds

and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each of the funds may invest to a limited extent in shares of similar money market funds.

Each of the funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

Additional information about principal risks

The main risks of investing in the funds are described below. As indicated below, not all of these risks apply to each fund. The fund(s) to which the main risks apply are noted below.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk (All funds). Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund's ability to maintain a $1.00 share price.

Concentration risk (UBS Select Prime Investor Fund). UBS Select Prime Investor Fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. As a result, UBS Select Prime Investor Fund's performance will be significantly impacted, both positively and negatively, by developments in the financial services sector, and the fund will be more susceptible to such developments than other funds that do not concentrate their investments.

Financial services sector risk (UBS Select Prime Investor Fund). Investments of UBS Select Prime Investor Fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services sector by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated by governmental entities and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

UBS Global Asset Management

UBS Money Series

More information about the funds

Foreign investing risk (UBS Select Prime Investor Fund). UBS Select Prime Investor Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk (UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund). Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk (All funds). The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Liquidity risk (All funds). The funds' investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk (All funds). There is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results. The investment advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund.

Municipal securities risk (UBS Select Tax-Free Investor Fund). Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market, including litigation, the strength

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of the local or national economy, the issuer's ability to raise revenues through tax or other means, the bankruptcy of the issuer affecting the rights of municipal securities holders and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. In particular, the municipal securities market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a fund's dividends. Similarly, reductions in tax rates may make municipal securities less attractive in comparison to taxable securities. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of the municipal securities held by a fund to fall and might adversely affect the tax-exempt status of a fund's investments or of the dividends that a fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

Additional risks

Political risk (UBS Select Tax-Free Investor Fund). With respect to UBS Select Tax-Free Investor Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund's dividends. In addition, changes to policies regarding the funding of municipalities by local, state or federal governments could adversely affect the value of such municipal securities held by the fund. These developments could also cause the value of a fund's municipal money market instruments to fall.

Regulatory risk (All funds). The US Securities and Exchange Commission ("SEC") continues to review the regulation of money market funds and may propose further changes to the rules that govern each fund's operations. Legislative developments may also affect the funds. These changes and developments may affect the investment strategies, performance, yield and operating expenses of each fund.

Securities lending risk (All funds). Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although a fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to a fund. In addition, in the event of bankruptcy of the borrower, a fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the funds' lending agent.

Structured security risk (UBS Select Prime Investor Fund and UBS Select Tax-Free Investor Fund). UBS Select Prime Investor Fund and UBS Select Tax-Free Investor Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not

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inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Defensive positions for UBS Select Tax-Free Investor Fund. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund's investment objective during the periods that they are held and may entail additional risks (such as those to which UBS Select Prime Investor Fund is subject).

Other defensive positioning (All funds). During adverse market conditions or when UBS Global AM believes there is an insufficient supply of appropriate money market securities in which to invest, a fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a fund may not be able to fully pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

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Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

Buying shares

The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also buy fund shares directly by calling the funds' transfer agent, BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), at 1-888-547 FUND and speaking to a representative.
If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund's transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Investor Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Investor Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of

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5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Investor Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2011 and for 2012. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the fund's transfer agent if your shares are held in "street name," as described above in "Buying shares." A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $100,000. Financial intermediaries may satisfy this minimum requirement if the "street name" accounts established with the funds on behalf of each of their clients meet this threshold. Direct purchasers may invest in the funds only if they have a relationship with a financial intermediary who has entered into a shareholder servicing agreement with UBS Global AM (US). Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. That is, if a fund account balance has fallen below the minimum initial investment amount, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after the purchase. These minimum investment requirements are waived with respect to accounts of clients of UBS AG.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in "street name," as described above in "Buying shares." For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

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Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Orders to sell shares received by the funds' transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Investor Fund received after that time will not be in good form). UBS Select Tax-Free Investor Fund does not accept redemption orders received after noon (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying shares," a fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in cash. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Investor Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing

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agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares

You may exchange shares of a fund for shares of the other funds.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Investor Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with a broker or other financial intermediary, please note that if you change firms, you may not be able to transfer your fund shares to an account at the new firm. Fund shares may only be transferred to an account held with a broker or other financial intermediary that has entered into an agreement with the fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund's transfer agent, BNY Mellon. Please contact your broker or other financial intermediary for information on how to transfer your shares to the fund's transfer agent. If you transfer your shares to the fund's transfer agent, the fund's principal underwriter may be named as the dealer of record and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker or other financial intermediary.

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Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

It costs a fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

Market timing

Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market

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funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds' prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund normally values its securities at their amortized cost, and each feeder fund buys the corresponding master fund's interests at the master fund's net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund is normally determined four times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:30 p.m. (Eastern time);

•  5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Investor Fund is normally determined three times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

The funds' board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to a fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have

*  However, redemption orders for UBS Select Tax-Free Investor Fund received after noon (Eastern time) will not be in good form, as described above under "Selling shares."

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gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time a fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

Distribution and service fees

Each feeder fund has adopted a plan under rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its shares at the annual rate of 0.25% of its average net assets. Because these fees are paid out of each feeder fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, each feeder fund has adopted a separate plan under which the fund pays for shareholder service activities at the annual rate of 0.10% of its average net assets. The aggregate fees payable by each feeder fund under both plans are 0.35% of its average net assets.

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Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the "Master Funds"), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds' investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2011, UBS Global AM had approximately $151.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $637.9 billion in assets under management worldwide as of June 30, 2011. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services group of industries.

Advisory and administration fees

UBS Global AM's contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM's contract fee for the administrative services it provides to each feeder fund is 0.10% of each feeder fund's average daily net assets.

UBS Global AM received an effective management fee of 0.11% of the average daily net assets of UBS Select Prime Investor Fund for the fund's last fiscal year (includes fees allocated from related master fund). UBS Global AM received an effective management fee of 0.10% of the average daily net assets of UBS Select Treasury Investor Fund for the fund's last fiscal year (includes fees allocated from related master fund); in addition, UBS Global AM reimbursed expenses for such fund for such period amounting to 0.04% of average daily net assets. UBS Global AM received an effective management fee of 0.10% of average daily net assets of UBS Select Tax-Free Investor Fund for the fund's last fiscal year (includes fees allocated from related master fund); in addition, UBS Global AM reimbursed expenses for such fund for such period amounting to 0.14% of average daily net assets. These fees reflect fee waivers/expense reimbursements.

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UBS Global AM may further voluntarily waive fees and/or reimburse expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Waivers/reimbursements may impact a fund's performance. In addition, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, the funds' principal underwriter has agreed to voluntarily waive fees or reimburse fund expenses so that each fund's operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. Once started, there is no guarantee that voluntary waivers/reimbursements would continue.

A discussion regarding the basis for the board's approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the funds' semiannual report to shareholders for the fiscal period ended October 31, 2010.

Master-feeder structure. UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund are "feeder funds" that invest all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund's expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund's Trustees to withdraw the feeder fund's assets from the master fund if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the feeder fund's assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information

To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

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Dividends and taxes

Dividends

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

UBS Global Asset Management

UBS Money Series

The dividends that you receive from UBS Select Tax-Free Investor Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Investor Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Investor Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Investor Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Investor Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% (currently scheduled to increase to 31% after 2012) federal tax on all dividends payable to you

•  if you fail to provide the fund with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•  if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds' SAI.

UBS Global Asset Management

UBS Money Series

Disclosure of portfolio holdings

Each fund is a "feeder fund" that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. The semiannual and annual reports for each fund will be posted on the fund's Web site at www.ubs.com/usmoneymarketfundsholdings.

Each fund will disclose on UBS Global AM's Web site, within five business days after the end of each month: (i) a complete schedule of the related master fund's portfolio holdings and information regarding the weighted average maturity of such master fund, and (ii) an update for the funds showing additional portfolio characteristics such as exposure to European banks and their affiliates broken down by country and related weighted average life or weighted average maturity information by such country holdings. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, each fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. Each fund's Forms N-MFP will be available on the SEC's Web site, on a delayed basis; UBS Global AM's Web site will also contain a link to these filings, which will become publicly available two months after filing with the SEC.

Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Investor Fund invests is available on a weekly basis. (The abbreviated weekly portfolio holdings report contains less information about each holding.) This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/1/e/globalam/Americas/ globalamus/globalamusinsti/insti_money_market_funds/ insti_select_prime_funds.html. Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. The weekly information will be posted to the Web site at least one day prior to other public dissemination.

The weekly portfolio holdings information postings will continue to remain available on the Web site along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the Web site information is current. (For example, a fund files its annual report for its

UBS Global Asset Management

UBS Money Series

most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Weekly portfolio holdings information for periods ended April 30th could be removed from the Web site once the annual report is filed, but not until then.)

Please consult the funds' SAI for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

UBS Global Asset Management

UBS Money Series

Financial highlights

The following financial highlights tables are intended to help you understand the financial performance for the funds since UBS Select Prime Investor Fund commenced operations on August 1, 2008, UBS Select Treasury Investor Fund commenced operations on September 18, 2008 and UBS Select Tax-Free Investor Fund commenced operations on September 22, 2008.

Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report appears in the Annual Report to Shareholders of the funds. You may obtain copies of the funds' Annual Report without charge by calling 1-888-547 FUND.

UBS Global Asset Management

UBS Money Series

UBS Select Prime Investor Fund

Financial highlights (continued)

	For the years ended April 30,		For the period August 1, 2008[1]
	2011	2010	to April 30, 2009
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.011
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.011)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.011)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.05%	1.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.59%	0.58%	0.60%[5]
Expenses after fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.30%	0.34%	0.45%[5]
Net investment income[4]	0.01%	0.05%	0.77%[5]
Supplemental data:
Net assets, end of period (000's)	$474,989	$636,118	$1,512,224

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

4  Ratios include the fund's share of income and expenses allocated from the master fund.

5  Annualized.

UBS Global Asset Management

UBS Money Series

UBS Select Treasury Investor Fund

Financial highlights (continued)

	For the years ended April 30,		For the period September 18, 2008[1]
	2011	2010	to April 30, 2009
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.001
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.64%	0.64%	0.65%[5]
Expenses after fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.18%	0.21%	0.40%[5]
Net investment income[4]	0.01%	0.01%	0.06%[5]
Supplemental data:
Net assets, end of period (000's)	$123,925	$119,016	$191,772

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

4  Ratios include the fund's share of income and expenses allocated from the master fund.

5  Annualized.

UBS Global Asset Management

UBS Money Series

UBS Select Tax-Free Investor Fund

Financial highlights (concluded)

	For the years ended April 30,		For the period September 22, 2008[1]
	2011	2010	to April 30, 2009
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.005
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.005)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.005)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	0.02%	0.46%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.74%	0.70%	0.72%[5]
Expenses after fee waivers and/or expense reimbursements by advisor/administrator and distributor[4]	0.27%	0.28%	0.42%[5]
Net investment income[4]	0.01%	0.01%	0.55%[5]
Supplemental data:
Net assets, end of period (000's)	$41,865	$62,901	$110,497

1  Commencement of operations.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

4  Ratios include the fund's share of income and expenses allocated from the master fund.

5  Annualized.

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UBS Money Series

Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE") and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Investor Fund and UBS Select Treasury Investor Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Investor Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2012 are listed below.

Holidays (observed)	Early close
Labor Day (September 5, 2011)	—

Columbus Day (October 10, 2011)	—

Veterans Day (November 11, 2011)	—

Thanksgiving Day (November 24, 2011)	November 25, 2011

Christmas Day (December 26, 2011)	December 23, 2011

New Year's Day (January 2, 2012)	December 30, 2011

Martin Luther King Day (January 16, 2012)	—

Presidents Day (February 20, 2012)	—

Good Friday (April 6, 2012)	April 6, 2012

Memorial Day (May 28, 2012)	May 25, 2012

Independence Day (July 4, 2012)	—

Labor Day (September 3, 2012)	—

Columbus Day (October 8, 2012)	—

Veterans Day (November 12, 2012)	—

Thanksgiving Day (November 22, 2012)	November 23, 2012

Christmas Day (December 25, 2012)	December 24, 2012

December 31, 2012

UBS Global Asset Management
A-1

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports

Additional information about each fund's investments is available in the fund's annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. The funds' annual and semiannual reports and their SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the funds and make shareholder inquiries via the telephone number above.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•  For a fee, by electronic request at publicinfo@sec.gov
or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520; or

•  Free, from the EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Investor Fund
—UBS Select Treasury Investor Fund
—UBS Select Tax-Free Investor Fund
Investment Company Act File No. 811-08767

©2011 UBS Global Asset Management (US) Inc.
All rights reserved.
S029

UBS Select Prime Investor Fund

UBS Select Treasury Investor Fund

UBS Select Tax-Free Investor Fund

Prospectus

August 28, 2011

Money Market Funds

Prospectus

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

UBS Select Tax-Free Capital Fund

Prospectus

August 28, 2011

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Money Series

Contents

The funds

What every investor should know about the funds

Fund summaries

UBS Select Prime Capital Fund	1

UBS Select Treasury Capital Fund	6

UBS Select Tax-Free Capital Fund	11

More information about the funds	16

Your investment

Information for managing your fund account

Managing your fund account	21

—Buying shares —Selling shares —Exchanging shares —Transfer of account limitations —Additional information about your account —Market timing —Pricing and valuation

Additional information

Additional important information about the funds

Management	28

Dividends and taxes	30

Disclosure of portfolio holdings	32

Financial highlights	33

Appendix A: Additional information regarding

purchases and redemptions	A-1

Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Capital Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees		0.20%
Distribution (12b-1) fees		0.25
Shareholder servicing fee	0.10
Miscellaneous expenses**	0.06
Other expenses		0.16
Total annual fund operating expenses		0.61
Fee waiver/expense reimbursement†		0.11
Total annual fund operating expenses after fee waiver and/or expense reimbursement†		0.50

*  The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund, including management fees allocated from Prime Master Fund. Management fees are comprised of investment advisory and administration fees.

**  Expenses are based on estimated amounts.

†  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Global Asset Management
1

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
UBS Select Prime Capital Fund	$51	$184

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•  short-term obligations of the US government and its agencies and instrumentalities;

•  repurchase agreements;

•  obligations of issuers in the financial services group of industries; and

•  commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management
2

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

UBS Global Asset Management
3

Performance

Risk/return bar chart and table

There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Prime Investor Fund, a feeder fund in Prime Master Fund. (Prime Master Fund is the master fund in which the fund and UBS Select Prime Investor Fund both invest). The fund would have similar performance; however, the past performance of UBS Select Prime Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Prime Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Prime Investor Fund.

Total return (2009 was UBS Select Prime Investor Fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.19%
Worst quarter during years shown: 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling
1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.01%
Life of fund (inception date 8/1/08)	0.47%

UBS Global Asset Management
4

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. The minimum investment level for initial purchases generally is $100,000. Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
5

UBS Select Treasury Capital Fund

Fund summary

Investment objective

Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees		0.20%
Distribution (12b-1) fees		0.25
Shareholder servicing fee	0.10
Miscellaneous expenses**	0.06
Other expenses		0.16
Total annual fund operating expenses		0.61
Fee waiver/expense reimbursement†		0.11
Total annual fund operating expenses after fee waiver and/or expense reimbursement†		0.50

*  The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.

**  Expenses are based on estimated amounts.

†  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

UBS Global Asset Management
6

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
UBS Select Treasury Capital Fund	$51	$184

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management
7

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Treasury Investor Fund, a feeder fund in Treasury Master Fund. (Treasury Master Fund is the master fund in which the fund and UBS Select Treasury Investor Fund both invest). The fund would have similar performance; however, the past performance of UBS Select Treasury Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Treasury Investor Fund has varied from year to year.

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The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Treasury Investor Fund.

Total return (2009 was UBS Select Treasury Investor Fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 4th quarter, 2009: 0.00% (actual total return was 0.0037%)
Worst quarter during years shown: 2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling
1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.01%
Life of fund (inception date 9/18/08)	0.03%

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. The minimum investment level for initial purchases generally is $100,000. Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and

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redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

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UBS Select Tax-Free Capital Fund

Fund summary

Investment objective

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	None
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management fees		0.20%
Distribution (12b-1) fees		0.25
Shareholder servicing fee	0.10
Miscellaneous expenses**	0.06
Other expenses		0.16
Total annual fund operating expenses		0.61
Fee waiver/expense reimbursement†		0.11
Total annual fund operating expenses after fee waiver and/or expense reimbursement†		0.50

*  The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.

**  Expenses are based on estimated amounts.

†  The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
UBS Select Tax-Free Capital Fund	$51	$184

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither

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insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Performance

Risk/return bar chart and table

There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select Tax-Free Investor Fund, a feeder fund in Tax-Free Master Fund. (Tax-Free Master Fund is the master fund in which the fund and UBS Select Tax-Free Investor Fund both invest.) The fund would have similar performance; however, the past performance of UBS Select Tax-Free Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Tax-Free Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for UBS Select Tax-Free Investor Fund.

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Total return (2009 was UBS Tax-Free Investor Fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 1st quarter, 2009: 0.03%
Worst quarter during years shown: 3rd quarter, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling
1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)

One year	0.02%
Life of fund (inception date 9/22/08)	0.22

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

If you are buying or selling fund shares directly, you may do so by calling the fund's transfer agent at 1-888-547 FUND. You may also buy and sell fund shares through financial intermediaries who are authorized to accept purchase and sales orders on behalf of the fund. The minimum investment level for initial purchases generally is $100,000. Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. Shares of the fund may be redeemed in the same manner as they were purchased (i.e., directly or through a financial intermediary). Shares can be purchased and redeemed on any business day on which the Federal Reserve Bank of New York, the New York Stock Exchange and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open.

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Tax information

The dividends and distributions you receive from the fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary's Web site for more information.

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UBS Money Series

More information about the funds

Additional information about the investment objectives

Each fund's investment objective may not be changed without shareholder approval.

Additional information about investment strategies

UBS Select Prime Capital Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which may include short-term obligations of the US government and its instrumentalities; repurchase agreements; obligations of issuers in the financial services group of industries; and commercial paper, other corporate obligations and asset-backed securities.

UBS Select Prime Capital Fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries. UBS Select Prime Capital Fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive measure.

UBS Select Treasury Capital Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. While under normal circumstances UBS Select Treasury Capital Fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements, under unusual circumstances, the fund may invest a limited portion of its assets in other types of money market instruments, such as those in which UBS Select Prime Capital Fund might invest.

UBS Select Tax-Free Capital Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality, municipal money market investments. Under normal circumstances, UBS Select Tax-Free Capital Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax.

UBS Select Treasury Capital Fund's 80% policy is a "non-fundamental" policy. This means that this investment policy may be changed by the fund's board without shareholder approval. However, UBS Select Treasury Capital Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to the 80% investment policy.

UBS Select Tax-Free Capital Fund's 80% policy is a "fundamental policy." This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

Like all money market funds, each of the funds is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. Each of the funds' investment strategies are designed to comply with these requirements. Each of the funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund's composition and weighted average maturity based upon

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UBS Money Series

More information about the funds

UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each of the funds may invest to a limited extent in shares of similar money market funds.

Each of the funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

Additional information about principal risks

The main risks of investing in the funds are described below. As indicated below, not all of these risks apply to each fund. The fund(s) to which the main risks apply are noted below.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk (All funds). Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund's ability to maintain a $1.00 share price.

Concentration risk (UBS Select Prime Capital Fund). UBS Select Prime Capital Fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non-US banking, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. As a result, UBS Select Prime Capital Fund's performance will be significantly impacted, both positively and negatively, by developments in the financial services sector, and the fund will be more susceptible to such developments than other funds that do not concentrate their investments.

Financial services sector risk (UBS Select Prime Capital Fund). Investments of UBS Select Prime Capital Fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect the financial services sector by increasing the cost of capital available for financial services companies. In addition, financial services companies are heavily regulated by governmental entities and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which those companies may engage.

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UBS Money Series

More information about the funds

Foreign investing risk (UBS Select Prime Capital Fund). UBS Select Prime Capital Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk (UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund). Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk (All funds). The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Liquidity risk (All funds). The funds' investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk (All funds). There is the risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results. The investment advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund.

Municipal securities risk (UBS Select Tax-Free Capital Fund). Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market, including litigation, the strength of the local or national economy, the issuer's ability

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UBS Money Series

More information about the funds

to raise revenues through tax or other means, the bankruptcy of the issuer affecting the rights of municipal securities holders and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. In particular, the municipal securities market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a fund's dividends. Similarly, reductions in tax rates may make municipal securities less attractive in comparison to taxable securities. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of the municipal securities held by a fund to fall and might adversely affect the tax-exempt status of a fund's investments or of the dividends that a fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

Additional risks

Political risk (UBS Select Tax-Free Capital Fund). With respect to UBS Select Tax-Free Capital Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund's dividends. In addition, changes to policies regarding the funding of municipalities by local, state or federal governments could adversely affect the value of such municipal securities held by the fund. These developments could also cause the value of a fund's municipal money market instruments to fall.

Regulatory risk (All funds). The US Securities and Exchange Commission ("SEC") continues to review the regulation of money market funds and may propose further changes to the rules that govern each fund's operations. Legislative developments may also affect the funds. These changes and developments may affect the investment strategies, performance, yield and operating expenses of each fund.

Securities lending risk (All funds). Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although a fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to a fund. In addition, in the event of bankruptcy of the borrower, a fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the funds' lending agent.

Structured security risk (UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund). UBS Select Prime Capital Fund and UBS Select Tax-Free Capital Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity

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UBS Money Series

More information about the funds

and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Defensive positions for UBS Select Tax-Free Capital Fund. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund's investment objective during the periods that they are held and may entail additional risks (such as those to which UBS Select Prime Capital Fund is subject).

Other defensive positioning (All funds). During adverse market conditions or when UBS Global AM believes there is an insufficient supply of appropriate money market securities in which to invest, a fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a fund may not be able to fully pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

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UBS Money Series

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

Buying shares

The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also buy fund shares directly by calling the funds' transfer agent, BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund's bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE"), and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund's transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Capital Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Capital Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

A fund may advance the time by which orders to buy or sell its shares must be received by the transfer

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UBS Money Series

agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Capital Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2011 and for 2012. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the fund's transfer agent if your shares are held in "street name," as described above in "Buying shares." A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases generally is $100,000. Financial intermediaries may satisfy this minimum requirement if the "street name" accounts established with the funds on behalf of each of their clients meet this threshold. Direct purchasers may invest in the funds only if they have a relationship with a financial intermediary who has entered into a shareholder servicing agreement with UBS Global AM (US). Subsequent purchases, and purchases through exchanges, may be subject to a minimum investment level of $100,000. That is, if a fund account balance has fallen below the minimum initial investment amount, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after the purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in "street name," as described above in "Buying shares." For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares

You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in "street name"), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in

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UBS Money Series

"street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Orders to sell shares received by the funds' transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Capital Fund received after that time will not be in good form). UBS Select Tax-Free Capital Fund does not accept redemption orders received after noon (Eastern time). For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under "Buying shares," a fund may advance the time for the transfer agent's receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in cash. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Capital Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

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Exchanging shares

You may exchange shares of a fund for shares of the other funds.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Capital Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds' transfer agent directly if your shares are held in "street name," but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations

If you hold your shares with a broker or other financial intermediary, please note that if you change firms, you may not be able to transfer your fund shares to an account at the new firm. Fund shares may only be transferred to an account held with a broker or other financial intermediary that has entered into an agreement with the fund's principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund's transfer agent, BNY Mellon. Please contact your broker or other financial intermediary for information on how to transfer your shares to the fund's transfer agent. If you transfer your shares to the fund's transfer agent, the fund's principal underwriter may be named as the dealer of record, and you will receive ongoing account statements from BNY Mellon. Should you have any questions regarding the portability of your fund shares, please contact your broker, Financial Advisor or other financial intermediary.

Additional information about your account

You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem

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reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

It costs a fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

Market timing

Frequent purchases and redemptions of fund shares could increase each fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund's portfolio, which could impact each fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds' prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund normally values its securities at their amortized cost, and each feeder fund buys the corresponding master fund's interests at the master

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fund's net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund is normally determined four times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:30 p.m. (Eastern time);

•  5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Capital Fund is normally determined three times each business day as of the following:

•  9:00 a.m. (Eastern time);

•  noon (Eastern time);

•  2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under "Buying shares," the time for determination of the fund's net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

The funds' board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to a fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Each fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time a fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

*  However, redemption orders for UBS Select Tax-Free Capital Fund received after noon (Eastern time) will not be in good form, as described above under "Selling shares."

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Distribution and shareholder service fees

Each feeder fund has adopted a plan under rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its shares at the annual rate of 0.25% of its average net assets. Because these fees are paid out of each feeder fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, each feeder fund has adopted a separate plan under which the fund pays for shareholder service activities at the annual rate of 0.10% of its average net assets. The aggregate fees paid by each feeder fund under both plans are 0.35% of its average net assets.

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Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the "Master Funds"), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds' investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2011, UBS Global AM had approximately $151.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $637.9 billion in assets under management worldwide as of June 30, 2011. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services group of industries.

Advisory and administration fees

UBS Global AM's contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM's contract fee for the administrative services it provides to each feeder fund is 0.10% of each feeder fund's average daily net assets.

UBS Global AM may further voluntarily waive fees and/or reimburse expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive a portion of its fees and/or reimburse expenses. Waivers/ reimbursements may impact a fund's performance. In addition, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, the funds' principal underwriter has agreed to voluntarily waive fees or reimburse fund expenses so that total fund expenses do not exceed 0.45%.

A discussion of the basis for the board's approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the funds' semiannual report to shareholders for the fiscal period ended October 31, 2010.

Master-feeder structure. UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund are "feeder funds" that invest all of their assets in "master funds"—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund's expenses in proportion to their

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investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund's Trustees to withdraw the feeder fund's assets from the master fund if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the feeder fund's assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information

To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time merge, reorganize itself or cease operations and liquidate.

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Dividends and taxes

Dividends

Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder's account.

Each fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your firm's representative or Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Capital Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Capital Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Capital Fund are generally subject to any applicable state taxes.

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The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Capital Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Capital Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% (currently scheduled to increase to 31% after 2012) federal tax on all dividends payable to you

•  if you fail to provide the fund with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•  if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds' SAI.

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Disclosure of portfolio holdings

Each fund is a "feeder fund" that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Once the funds commence operations, the semiannual and annual reports for the funds will be posted on the fund's Web site at www.ubs.com/usmoneymarketfundsholdings.

Each fund will disclose on UBS Global AM's Web site, within five business days after the end of each month: (i) a complete schedule of the related master fund's portfolio holdings and information regarding the weighted average maturity of such master fund, and (ii) an update for the funds showing additional portfolio characteristics such as exposure to European banks and their affiliates broken down by country and related weighted average life or weighted average maturity information by such country holdings. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, each fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. Each fund's Forms N-MFP will be available on the SEC's Web site, on a delayed basis; UBS Global AM's Web site will also contain a link to these filings which will become publicly available two months after filing with the SEC.

Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Capital Fund invests is available on a weekly basis. (The abbreviated weekly portfolio holdings report contains less information about each holding.) This information will be posted on the UBS Web site at the following internet address: http://www.ubs.com/1/e/globalam/Americas/ globalamus/globalamusinsti/insti_money_market_funds/ insti_select_prime_funds.html. Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. The weekly information will be posted to the Web site at least one day prior to other public dissemination.

The weekly portfolio holdings information postings will continue to remain available on the Web site, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the Web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Weekly portfolio holdings information for periods ended April 30th could be removed from the Web site once the annual report is filed, but not until then.)

Please consult the funds' SAI for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

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Financial highlights

As of April 30, 2011, the funds had not commenced operations. Accordingly, financial highlights information is not available for the funds.

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Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange ("NYSE") and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association ("SIFMA")) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Capital Fund and UBS Select Treasury Capital Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Capital Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining through 2012 are listed below.

Holidays (observed)	Early close
Labor Day (September 5, 2011)	—

Columbus Day (October 10, 2011)	—

Veterans Day (November 11, 2011)	—

Thanksgiving Day (November 24, 2011)	November 25, 2011

Christmas Day (December 26, 2011)	December 23, 2011

New Year's Day (January 2, 2012)	December 30, 2011

Martin Luther King Day (January 16, 2012)	—

Presidents Day (February 20, 2012)	—

Good Friday (April 6, 2012)	April 6, 2012

Memorial Day (May 28, 2012)	May 25, 2012

Independence Day (July 4, 2012)	—

Labor Day (September 3, 2012)	—

Columbus Day (October 8, 2012)	—

Veterans Day (November 12, 2012)	—

Thanksgiving Day (November 22, 2012)	November 23, 2012

Christmas Day (December 25, 2012)	December 24, 2012

December 31, 2012

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If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports

Additional information about each fund's investments will be available in the fund's annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. Once the funds commence operations, the funds' annual and semiannual reports and their SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the funds and make shareholder inquiries via the telephone number above.

You will be able to review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520; or

•  Free, from the EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

UBS Money Series

—UBS Select Prime Capital Fund

—UBS Select Treasury Capital Fund

—UBS Select Tax-Free Capital Fund

Investment Company Act File No. 811-08767

2011 UBS Global Asset Management (US) Inc.
All rights reserved.
YYYY

UBS Select Prime Capital Fund

UBS Select Treasury Capital Fund

UBS Select Tax-Free Capital Fund

Prospectus

August 28, 2011